Schedule of plant and equipment, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Less: accumulated depreciation	$ (112,529)	$ (109,964)
Amount classified as non-current assets	34,108	62,507
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, cost	69,393	69,393
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, cost	68,068	93,902
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, cost	$ 9,176	$ 9,176